Summary of Significant Accounting Policies (Schedule Of Accounts Receivable Current Overdue Details) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable, net	$ 94,528	$ 130,037
Less than 179 days
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable, net	78,805	113,173
180-359 days
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable, net	7,569	6,516
360 days and greater
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable, net	$ 8,154	$ 10,348